Income Tax - Summary Of Reconciliation Of The Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in valuation allowance					(66.00%)	8.20%
Fair value of warrant adjustment					3.70%	(29.20%)
Income tax Expense					(41.30%)	0.00%